Intangible Assets and Goodwill - Narrative (Details) - USD ($)	3 Months Ended		12 Months Ended
	Apr. 02, 2023	Apr. 03, 2022	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets			$ 12,000,000
Amortization of intangible assets			348,000,000	$ 414,000,000	$ 415,000,000
Goodwill, impairment loss			$ 0	0	0
Patents and trademarks
Finite-Lived Intangible Assets [Line Items]
Useful life (in years)			20 years
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Useful life (in years)			31 years
Other intangibles
Finite-Lived Intangible Assets [Line Items]
Useful life (in years)			34 years
Trademarks
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 41,000,000	$ 50,000,000	$ 187,000,000	213,000,000	197,000,000
Patents, Customer Relationships And Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 40,000,000	$ 43,000,000	$ 161,000,000	$ 201,000,000	$ 218,000,000